Business acquisition - Fair values of the acquired assets and liabilities assumed (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Aug. 31, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	May 31, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Business Acquisition [Line Items]
Goodwill	¥ 397,904	$ 62,440						¥ 13,574
Full Jet Limited ("Full Jet")
Business Acquisition [Line Items]
Net assets acquired							¥ 11,872
Goodwill							65,541
Deferred tax liabilities							(4,525)
Total							90,988
Full Jet Limited ("Full Jet") | Brand
Business Acquisition [Line Items]
Intangible assets							12,100
Full Jet Limited ("Full Jet") | Customer relationship
Business Acquisition [Line Items]
Intangible assets							¥ 6,000
Suzhou Baoleantone International Logistics Co., Ltd ("BolTone") [Member]
Business Acquisition [Line Items]
Net assets acquired						¥ 95,729
Goodwill						75,761
Deferred tax liabilities						(17,300)
Non-controlling interests						(101,999)
Total						121,391
Suzhou Baoleantone International Logistics Co., Ltd ("BolTone") [Member] | Customer relationship
Business Acquisition [Line Items]
Intangible assets						64,200
Suzhou Baoleantone International Logistics Co., Ltd ("BolTone") [Member] | Technology
Business Acquisition [Line Items]
Intangible assets						¥ 5,000
Bao Best IOT Technology (Suzhou) Co., Ltd [Member]
Business Acquisition [Line Items]
Net assets acquired					¥ 23,459
Goodwill					47,607
Deferred tax liabilities					(17,402)
Non-controlling interests					(32,987)
Total					90,285
Bao Best IOT Technology (Suzhou) Co., Ltd [Member] | Franchising
Business Acquisition [Line Items]
Intangible assets					¥ 69,608
Shanghai Morefun Information Technology Co., Ltd.("Morefun")
Business Acquisition [Line Items]
Net assets acquired				¥ 3,367
Goodwill				59,090
Deferred tax liabilities				(3,675)
Non-controlling interests				(20,598)
Redeemable non-controlling interest				16,784
Total				45,900
Shanghai Morefun Information Technology Co., Ltd.("Morefun") | Customer relationship
Business Acquisition [Line Items]
Intangible assets				21,200
Shanghai Morefun Information Technology Co., Ltd.("Morefun") | Technology
Business Acquisition [Line Items]
Intangible assets				¥ 3,300
Shanghai Yi Shang Network Information Co., Limited ("eFashion")
Business Acquisition [Line Items]
Net assets acquired			¥ 28,986
Goodwill			135,515
Deferred tax liabilities			(9,975)
Total			221,026
Shanghai Yi Shang Network Information Co., Limited ("eFashion") | Customer relationship
Business Acquisition [Line Items]
Intangible assets			55,300
Shanghai Yi Shang Network Information Co., Limited ("eFashion") | Technology
Business Acquisition [Line Items]
Intangible assets			¥ 11,200